                                   UAM FUNDS
                       Funds for the Informed Investorsm

                      Acadian Emerging Markets Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
                   to the Prospectus dated February 28, 2000

The second sentence of the second paragraph under the section titled "What is the Investment Objective of the Portfolio?" is hereby deleted and replaced with the following: "The portfolio may change its investment objective without shareholder approval."

The Example in the section "What are the Fees and Expenses of the Portfolio?- is hereby deleted and replaced as follows:

WHAT ARE THE FEES AND EXPENSES OF THE PORTFOLIO?

 Example

  This example can help you to compare the cost of investing in this portfolio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
  ------------------------------------------------------------------------
   Acadian Emerging Markets Portfolio...........  $164   $508    $876    $1,911

Under the section titled "Investment Management-Investment Adviser," (1) the first sentence is hereby deleted and replaced as follows: "Acadian Asset Management, Inc., a Massachusetts corporation located at Ten Post Office Square, Boston, Massachusetts 02110, is the investment adviser to the portfolio." and (2) the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM FUNDS

                      ACADIAN EMERGING MARKETS PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                      SUPPLEMENT DATED DECEMBER 28, 2000
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies":

     The following investment limitations are fundamental, which means a portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The portfolio will not:

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The portfolio may not borrow money, except that (1) the portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) the portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, the portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  The portfolio may invest in the securities of foreign issuers.

     . The portfolio may purchase shares of other investment companies to the extent permitted by applicable law. The portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits the portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, the portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

        The portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including
        (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The portfolio may write covered call options and may buy and sell put and call options.

     .  The portfolio may enter into repurchase agreements.

     . The portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, the portfolio must receive at least 100% collateral.

     . The portfolio may sell securities short and engage in short sales "against the box."

     .  The portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent trustee for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the trustees and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested trustees or officers for their services and trustees or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton
H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains the Board members and officers of the Fund. The following information is hereby added to the table:

                                                                           AGGREGATE           AGGREGATE
                                                                          COMPENSATION        COMPENSATION
                                                                        FROM THE FUND AS      FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE     OF OCTOBER 31,       COMPLEX AS OF
OF BIRTH               WITH FUND              PAST 5 YEARS                    1999          OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board        President, Chief Executive Officer           0                  0
One International      Member       and Director of UAM since May 2000;
Place                  President    Chairman and Chief Executive
Boston, MA  02110                   Officer of UNUM Corporation
3/5/43                              (Insurance) from 1988 to 1999;
                                    Trustee of Bates College and the
                                    Committee for Economic Development;
                                    Chairman-elect of the Board of
                                    Trustees of the Rockefeller
                                    Foundation; Member of The Business
                                    Roundtable, the Harvard Center for
                                    Society, and the Health Advisory
                                    Council at the Harvard School of
                                    Public Health; Director of the
                                    Nashua Corporation and the National
                                    Alliance of Business.

---------------------------------------------------------------------------------------------------------------

Linda T. Gibson        Secretary    General Counsel and Managing                 0                  0
211 Congress Street                 Director of UAM Investment
Boston, MA  02110                   Services, Inc. (financial
7/31/65                             services); Senior Vice President
                                    and General Counsel of UAMFSI
                                    (financial services) and UAMFDI
                                    (broker-dealer) since April 2000;
                                    Senior Vice President and Secretary
                                    of Signature Financial Group, Inc.
                                    (financial services) and affiliated
                                    broker-dealers from 1991 to 2000;
                                    Director and Secretary of Signature
                                    Financial Group Europe, Ltd.
                                    (financial services) from 1995 to
                                    2000; Secretary of the Citigroup
                                    Family of Mutual Funds (mutual
                                    funds) from 1996 to 2000; Secretary
                                    of the 59 Wall Street Family of
                                    Mutual Funds (mutual funds) from
                                    1996 to 2000.

---------------------------------------------------------------------------------------------------------------

Theresa DelVecchio     Assistant    Secretary of UAMFSI (financial               0                  0
211 Congress Street    Secretary    services) since February 1998;
Boston, MA  02110                   Secretary and Compliance Officer of
12/23/63                            UAMFDI (broker-dealer) since
                                    February 2000; Assistant Vice
                                    President of Scudder Kemper
                                    Investments (financial services)
                                    from May 1992 to February 1998.

---------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," (1) the first sentence is hereby deleted and replaced as follows: "Acadian Asset Management, Inc., a Massachusetts corporation located at Ten Post Office Square, Boston, Massachusetts 02110, is the investment adviser to the portfolio." and (2) the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                              The C&B Portfolios

                             C&B Equity Portfolio
                  C&B Equity Portfolio for Taxable Investors
                         C&B Mid Cap Equity Portfolio
                            C&B Balanced Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
                   to the Prospectus dated February 28, 2000

The third sentence of the first paragraph under the section titled "What are the Investment Objectives of the Portfolios?" is hereby deleted and replaced with the following: "The C&B Equity Portfolio, C&B Mid Cap Equity and C&B Balanced Portfolios may each change its investment objective without shareholder approval. The C&B Equity Portfolio for Taxable Investors may not change its investment objective without shareholder approval."

The third paragraph under the section titled "What are the Principal Investment Strategies of the Portfolio?" and the entire paragraph under "Principal Investments and Risks of the Portfolios-Mid Cap Equity Portfolio" are hereby deleted and replaced with the following: "The Mid Cap Equity Portfolio normally seeks its objective by investing, under normal circumstances, at least 65% of its assets in the common stocks of companies with middle market capitalizations (companies with market capitalizations in the range of $500 million to $5 billion) or in common stocks of companies whose market capitalizations are within the range of companies contained in the Russell Mid-Cap Value Index. The portfolio will not necessarily sell securities of companies whose capitalization drifts outside of the target range. As of November 30, 2000, the Russell Mid-Cap Value Index had a weighted average market capitalization of $7.1 billion and was comprised of companies with market capitalizations ranging from $80 million to $2.1 billion. The portfolio may also invest in other types of equity securities."

Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM FUNDS

                              THE C&B PORTFOLIOS

                             C&B EQUITY PORTFOLIO
                  C&B EQUITY PORTFOLIO FOR TAXABLE INVESTORS
                         C&B MID CAP EQUITY PORTFOLIO
                            C&B BALANCED PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                      SUPPLEMENT DATED DECEMBER 28, 2000
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000



     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies" with respect to the C&B Equity Portfolio, C&B Mid Cap Equity Portfolio and C&B Balanced Portfolio:

     The following investment limitations are fundamental, which means a portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). A portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. Each of the portfolios will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The following section is inserted at the end of the section titled "Fundamental Policies":

     With respect to the C&B Equity Portfolio, C&B Mid Cap Equity Portfolio and C&B Balanced Portfolio, the following limitations are non-fundamental, which means each of the portfolios may change them without shareholder approval.

     . Each of the portfolios may not borrow money, except that (1) a portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) a portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) a portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) a portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, a portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. A portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . A portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . A portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  A portfolio may invest in the securities of foreign issuers.

     . A portfolio may purchase shares of other investment companies to the extent permitted by applicable law. A portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits the portfolios to invest up to 10% of its total assets in the securities of other investment companies. However, the portfolios may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . A portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

        Each of the portfolios intend to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which a portfolio has valued the investment on its books; and
        (2) limiting its holdings of such securities to 15% of net assets.

     . A portfolio may write covered call options and may buy and sell put and call options.

     .  A portfolio may enter into repurchase agreements.

     . A portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the portfolio's total assets taken at market value. In addition, a portfolio must receive at least 100% collateral.

     . A portfolio may sell securities short and engage in short sales "against the box."

     .  A portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent director for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the directors and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested directors or officers for their services and directors or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton
H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains the Board members and officers of the Fund. The following information is hereby added to the table:

                                                                            AGGREGATE           AGGREGATE
                                                                          COMPENSATION        COMPENSATION
                                                                        FROM THE FUND AS      FROM THE FUND
NAME, ADDRESS, DATE    POSITION      PRINCIPAL OCCUPATIONS DURING THE     OF OCTOBER 31,      COMPLEX AS OF
OF BIRTH               WITH FUND              PAST 5 YEARS                    1999           OCTOBER 31, 1999
--------------------------------------------------------------------------------------------------------------

James F. Orr III*      Board      President, Chief Executive Officer           0                  0
One International      Member     and Director of UAM since May 2000;
Place                  President  Chairman and Chief Executive
Boston, MA  02110                 Officer of UNUM Corporation
3/5/43                            (Insurance) from 1988 to 1999;
                                  Trustee of Bates College and the
                                  Committee for Economic Development;
                                  Chairman-elect of the Board of
                                  Trustees of the Rockefeller
                                  Foundation; Member of The Business
                                  Roundtable, the Harvard Center for
                                  Society, and the Health Advisory
                                  Council at the Harvard School of
                                  Public Health; Director of the
                                  Nashua Corporation and the National
                                  Alliance of Business.



------------------------------------------------------------------------------------------------------------

Linda T. Gibson        Secretary  General Counsel and Managing                 0                  0
211 Congress Street               Director of UAM Investment
Boston, MA  02110                 Services, Inc. (financial
7/31/65                           services); Senior Vice President
                                  and General Counsel of UAMFSI
                                  (financial services) and UAMFDI
                                  (broker-dealer) since April 2000;
                                  Senior Vice President and Secretary
                                  of Signature Financial Group, Inc.
                                  (financial services) and affiliated
                                  broker-dealers from 1991 to 2000;
                                  Director and Secretary of Signature
                                  Financial Group Europe, Ltd.
                                  (financial services) from 1995 to
                                  2000; Secretary of the Citigroup
                                  Family of Mutual Funds (mutual
                                  funds) from 1996 to 2000; Secretary
                                  of the 59 Wall Street Family of
                                  Mutual Funds (mutual funds) from
                                  1996 to 2000.

------------------------------------------------------------------------------------------------------------

                                                                                                  AGGREGATE
                                                                                AGGREGATE         COMPENSATION
                                                                              COMPENSATION        FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE        FROM THE FUND AS      COMPLEX AS OF
OF BIRTH               WITH FUND            PAST 5 YEARS                   OF OCTOBER 31, 1999    OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant  Secretary of UAMFSI (financial                    0                  0
211 Congress Street    Secretary  services) since February 1998;
Boston, MA  02110                 Secretary and Compliance Officer of
12/23/63                          UAMFDI (broker-dealer) since
                                  February 2000; Assistant Vice
                                  President of Scudder Kemper
                                  Investments (financial services)
                                  from May 1992 to February 1998.



------------------------------------------------------------------------------------------------------------

  Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following should be added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                              The DSI Portfolios

                         DSI Small Cap Value Portfolio
                        DSI Disciplined Value Portfolio
                            DSI Balanced Portfolio
                      DSI Limited Maturity Bond Portfolio
                          DSI Money Market Portfolio

                          Institutional Class Shares
                      Institutional Service Class Shares

                      Supplement dated December 28, 2000
                  to the Prospectuses dated February 28, 2000

Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

On November 20, 2000, the Board of Directors of UAM Funds, Inc. (the "Board") approved a Plan of Dissolution and Liquidation of the DSI Disciplined Value Portfolio and DSI Balanced Portfolio. The Directors have called a shareholders' meeting for January 29, 2001 to seek shareholder approval of the Plan of Dissolution and Liquidation. If the dissolution and liquidation is approved by shareholders it is expected that the dissolution and liquidation will occur as soon as practicable after the Meeting.

At that meeting, the Board was informed that Dewey Square Investors Corporation ("DSI") has entered into an agreement with Dwight Asset Management Company ("Dwight"), also a subsidiary of United Asset Management Corporation ("UAM"), whereby DSI will be merged into Dwight (the "Dwight Transaction"). As part of the Dwight Transaction, the three most senior fixed income professionals from DSI will join the Dwight fixed income management team. As a result, the Board approved a change in adviser for the DSI Limited Maturity Bond Portfolio and DSI Money Market Portfolio from DSI to Dwight. Dwight is located at 100 Bank Street, Suite 800, Burlington, VT 05401. The Directors have called a shareholders' meeting for December 29, 2000 to seek shareholder approval of a new investment advisory agreement with Dwight. The change in adviser is not expected to result in any change in the actual investment management services, administrative functions, supervisory responsibilities or fee arrangements for the portfolios.

Dwight was founded in 1984 by John K. Dwight and joined UAM in 1994. Dwight specializes in the management of stable value portfolios for defined contribution plans. Dwight has over $14 billion in assets under management and 41 employees.

At a Board meeting on December 14, 2000, the Board approved a change in adviser for the DSI Small Cap Value Portfolio from DSI to Independence Investment Associates, Inc. ("Independence"). As part of the DSI transaction the lead portfolio manager of the DSI Small Cap Value Portfolio will join Independence where he will continue to manage the DSI Small Cap Value Portfolio. Independence, with offices at 53 State Street, Boston, Massachusetts, is a wholly-owned subsidiary of John Hancock Financial Services, Inc. The Directors have called a shareholders meeting during the first quarter 2001 to seek shareholder approval of a new investment advisory agreement with Independence. The change in the adviser is not expected to result in any change in the actual management services or fee arrangements for the Fund.

                                   UAM FUNDS

                              THE DSI PORTFOLIOS

                         DSI SMALL CAP VALUE PORTFOLIO
                        DSI DISCIPLINED VALUE PORTFOLIO
                            DSI BALANCED PORTFOLIO
                      DSI LIMITED MATURITY BOND PORTFOLIO
                          DSI MONEY MARKET PORTFOLIO

                      SUPPLEMENT DATED DECEMBER 28, 2000
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000


     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent trustee for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the trustees and allocated proportionally among all of the portfolios in the UAM Complex. The Fund does not pay interested trustees or officers for their services and trustees or officers.

     Under the section titled "Management of the Fund" James P. Pappas, Norton
H. Reamer, Peter M. Whitman, Jr., William H. Park, Michael E. DeFao and Robert
R. Flaherty are hereby deleted from the table which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                           AGGREGATE            AGGREGATE
                                                                          COMPENSATION        COMPENSATION
                                                                        FROM THE FUND AS      FROM THE FUND
NAME, ADDRESS, DATE     POSITION     PRINCIPAL OCCUPATIONS DURING THE     OF OCTOBER 31,      COMPLEX AS OF
OF BIRTH                WITH FUND             PAST 5 YEARS                    1999           OCTOBER 31, 1999
--------------------------------------------------------------------------------------------------------------

James F. Orr III*      Board         President, Chief Executive Officer          0                  0
One International      Member        and Director of UAM since May 2000;
Place                  President     Chairman and Chief Executive
Boston, MA  02110                    Officer of UNUM Corporation
3/5/43                               (Insurance) from 1988 to 1999;
                                     Trustee of Bates College and the
                                     Committee for Economic Development;
                                     Chairman-elect of the Board of
                                     Trustees of the Rockefeller
                                     Foundation; Member of The Business
                                     Roundtable, the Harvard Center for
                                     Society, and the Health Advisory
                                     Council at the Harvard School of
                                     Public Health; Director of the
                                     Nashua Corporation and the National
                                     Alliance of Business.
---------------------------------------------------------------------------------------------------------------
Linda T. Gibson        Secretary     General Counsel and Managing                0                  0
211 Congress Street                  Director of UAM Investment
Boston, MA  02110                    Services, Inc. (financial
7/31/65                              services); Senior Vice President
                                     and General Counsel of UAMFSI
                                     (financial services) and UAMFDI
                                     (broker-dealer) since April 2000;
                                     Senior Vice President and Secretary
                                     of Signature Financial Group, Inc.
                                     (financial services) and affiliated
                                     broker-dealers from 1991 to 2000;
                                     Director and Secretary of Signature
                                     Financial Group Europe, Ltd.
                                     (financial services) from 1995 to
                                     2000; Secretary of the Citigroup
                                     Family of Mutual Funds (mutual
                                     funds) from 1996 to 2000; Secretary
                                     of the 59 Wall Street Family of
                                     Mutual Funds (mutual funds) from
                                     1996 to 2000.
---------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant     Secretary of UAMFSI (financial              0                  0
211 Congress Street    Secretary     services) since February 1998;
Boston, MA  02110                    Secretary and Compliance Officer of
12/23/63                             UAMFDI (broker-dealer) since
                                     February 2000; Assistant Vice
                                     President of Scudder Kemper
                                     Investments (financial services)
                                     from May 1992 to February 1998.
----------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser" the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                          FMA Small Company Portfolio

                          Institutional Class Shares
                      Institutional Service Class Shares

                      Supplement dated December 28, 2000
                   to the Prospectus dated February 28, 2000

The second sentence of the second paragraph under the section titled "What is the Investment Objective of the Portfolio?" is hereby deleted and replaced with the following: "The portfolio may change its investment objective without shareholder approval."

Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM FUNDS

                          FMA SMALL COMPANY PORTFOLIO

                           INSTITUTIONAL CLASS SHARES
                       INSTITUTIONAL SERVICE CLASS SHARES

                       SUPPLEMENT DATED DECEMBER 28, 2000
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000



     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies":

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The portfolio will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that the portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The portfolio may not borrow money, except that (1) the portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) the portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, the portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  The portfolio may invest in the securities of foreign issuers.

     . The portfolio may purchase shares of other investment companies to the extent permitted by applicable law. The portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits the portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, the portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

        The portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including
        (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The portfolio may write covered call options and may buy and sell put and call options.

     .  The portfolio may enter into repurchase agreements.

     . The portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, the portfolio must receive at least 100% collateral.

     . The portfolio may sell securities short and engage in short sales "against the box."

     .  The portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent director for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the directors and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested directors or officers for their services and directors or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains the Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                                  AGGREGATE
                                                                                AGGREGATE         COMPENSATION
                                                                              COMPENSATION        FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE        FROM THE FUND AS      COMPLEX AS OF
OF BIRTH               WITH FUND            PAST 5 YEARS                   OF OCTOBER 31, 1999    OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board        President, Chief Executive Officer               0                  0
One International      Member       and Director of UAM since May 2000;
Place                  President    Chairman and Chief Executive
Boston, MA  02110                   Officer of UNUM Corporation
3/5/43                              (Insurance) from 1988 to 1999;
                                    Trustee of Bates College and the
                                    Committee for Economic Development;
                                    Chairman-elect of the Board of
                                    Trustees of the Rockefeller
                                    Foundation; Member of The Business
                                    Roundtable, the Harvard Center for
                                    Society, and the Health Advisory
                                    Council at the Harvard School of
                                    Public Health; Director of the
                                    Nashua Corporation and the National
                                    Alliance of Business.
-------------------------------------------------------------------------------------------------------------------
Linda T. Gibson        Secretary    General Counsel and Managing                     0                  0
211 Congress Street                 Director of UAM Investment
Boston, MA  02110                   Services, Inc. (financial
7/31/65                             services); Senior Vice President
                                    and General Counsel of UAMFSI
                                    (financial services) and UAMFDI
                                    (broker-dealer) since April 2000;
                                    Senior Vice President and Secretary
                                    of Signature Financial Group, Inc.
                                    (financial services) and affiliated
                                    broker-dealers from 1991 to 2000;
                                    Director and Secretary of Signature
                                    Financial Group Europe, Ltd.
                                    (financial services) from 1995 to
                                    2000; Secretary of the Citigroup
                                    Family of Mutual Funds (mutual
                                    funds) from 1996 to 2000; Secretary
                                    of the 59 Wall Street Family of
                                    Mutual Funds (mutual funds) from
                                    1996 to 2000.
-------------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant    Secretary of UAMFSI (financial                   0                  0
211 Congress Street    Secretary    services) since February 1998;
Boston, MA  02110                   Secretary and Compliance Officer of
12/23/63                            UAMFDI (broker-dealer) since
                                    February 2000; Assistant Vice
                                    President of Scudder Kemper
                                    Investments (financial services)
                                    from May 1992 to February 1998.
-------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following should be added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                          ICM Small Company Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
                   to the Prospectus dated February 28, 2000
                       as Supplemented on March 27, 2000

The second sentence of the second paragraph under the section titled "What is the Investment Objective of the Portfolio?" is hereby deleted and replaced with the following: "The portfolio may change its investment objective without shareholder approval."

Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM FUNDS

                          ICM SMALL COMPANY PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                      SUPPLEMENT DATED DECEMBER 28, 2000
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000



     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies":

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The portfolio will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that the portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The portfolio may not borrow money, except that (1) the portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) the portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, the portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  The portfolio may invest in the securities of foreign issuers.

     . The portfolio may purchase shares of other investment companies to the extent permitted by applicable law. The portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits the portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, the portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

     . The portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including
        (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The portfolio may write covered call options and may buy and sell put and call options.

     .  The portfolio may enter into repurchase agreements.

     . The portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, the portfolio must receive at least 100% collateral.

     . The portfolio may sell securities short and engage in short sales "against the box."

     .  The portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent director for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the directors and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested directors or officers for their services and directors or officers.

      Under the section titled "Management of the Fund," James P. Pappas, Norton H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains the Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                                  AGGREGATE
                                                                                AGGREGATE         COMPENSATION
                                                                              COMPENSATION        FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE        FROM THE FUND AS      COMPLEX AS OF
OF BIRTH               WITH FUND            PAST 5 YEARS                   OF OCTOBER 31, 1999    OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board        President, Chief Executive Officer               0                  0
One International      Member       and Director of UAM since May 2000;
Place                  President    Chairman and Chief Executive
Boston, MA  02110                   Officer of UNUM Corporation
               3/5/43               (Insurance) from 1988 to 1999;
                                    Trustee of Bates College and the
                                    Committee for Economic Development;
                                    Chairman-elect of the Board of
                                    Trustees of the Rockefeller
                                    Foundation; Member of The Business
                                    Roundtable, the Harvard Center for
                                    Society, and the Health Advisory
                                    Council at the Harvard School of
                                    Public Health; Director of the
                                    Nashua Corporation and the National
                                    Alliance of Business.
-------------------------------------------------------------------------------------------------------------------
Linda T. Gibson        Secretary    General Counsel and Managing                     0                  0
211 Congress Street                 Director of UAM Investment
Boston, MA  02110                   Services, Inc. (financial
7/31/65                             services); Senior Vice President
                                    and General Counsel of UAMFSI
                                    (financial services) and UAMFDI
                                    (broker-dealer) since April 2000;
                                    Senior Vice President and Secretary
                                    of Signature Financial Group, Inc.
                                    (financial services) and affiliated
                                    broker-dealers from 1991 to 2000;
                                    Director and Secretary of Signature
                                    Financial Group Europe, Ltd.
                                    (financial services) from 1995 to
                                    2000; Secretary of the Citigroup
                                    Family of Mutual Funds (mutual
                                    funds) from 1996 to 2000; Secretary
                                    of the 59 Wall Street Family of
                                    Mutual Funds (mutual funds) from
                                    1996 to 2000.
-------------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant    Secretary of UAMFSI (financial                   0                  0
211 Congress Street    Secretary    services) since February 1998;
Boston, MA  02110                   Secretary and Compliance Officer of
12/23/63                            UAMFDI (broker-dealer) since
                                    February 2000; Assistant Vice
                                    President of Scudder Kemper
                                    Investments (financial services)
                                    from May 1992 to February 1998.
--------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following should be added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                             The McKee Portfolios

                        McKee U.S. Government Portfolio
                        McKee Domestic Equity Portfolio
                     McKee International Equity Portfolio
                       McKee Small Cap Equity Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
                   to the Prospectus dated February 28, 2000

The McKee U.S. Government Portfolio's prospectus is hereby supplemented as follows:

On December 14, 2000, the Board of Directors of UAM Funds, Inc. approved a Plan of Dissolution and Liquidation of the McKee U.S. Government Portfolio. The Directors have called a shareholders' meeting for January 29, 2001 to seek shareholder approval of the Plan of Dissolution and Liquidation. If the dissolution and liquidation is approved by shareholders, it is expected that the dissolution and liquidation will occur as soon as practicable after the meeting.

Each portfolio's prospectus is here by supplemented as follows:

The third sentence of the first paragraph under the section titled "What are the Investment Objectives of the Portfolios?" is hereby deleted and replaced with the following: "A portfolio may change its investment objective without shareholder approval."

Under the section titled "Investment Management-Investment Adviser," the following is added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

Under the section titled "Investment Management-Portfolio Managers," the description of the portfolio managers for the Domestic Equity Portfolio, International Equity Portfolio and Small Cap Equity Portfolio are hereby deleted and replaced with the following:

  Domestic Equity Portfolio

  Gregory M. Melvin and Robert A. McGee are primarily responsible for the day-to-day management of the Domestic Equity Portfolio. Mr. Melvin is the adviser's chief investment officer. He joined the adviser as its Director of Equities in 2000 after 6 years at Dartmouth Capital where he served as President and Chief Investment Officer. Mr. McGee is a portfolio manager responsible for equity investments. He joined the adviser in 2000 after eight years as Chief Investment Officer with First Commonwealth Trust Company.

  International Equity Portfolio

  Gregory M. Melvin and William S. Andrews are primarily responsible for the day-to-day management of the International Equity Portfolio. Mr. Melvin's biography is provided above under Domestic Equity Portfolio. Mr. Andrews is a portfolio manager responsible for equity investments. He joined the adviser in 1983.

  Small Cap Equity Portfolio

  Gregory M. Melvin and Amit Dugar are primarily responsible for the day-to-day management of the Small Cap Equity Portfolio. Mr. Melvin's biography is provided above under Domestic Equity Portfolio. Mr. Dugar is a quantitative analyst and portfolio manager responsible for equity investments. He joined the adviser in 1998 after five years as an equity analyst with C.H. Dean & Associates.

                                   UAM FUNDS

                             THE MCKEE PORTFOLIOS

                        MCKEE U.S. GOVERNMENT PORTFOLIO
                        MCKEE DOMESTIC EQUITY PORTFOLIO
                     MCKEE INTERNATIONAL EQUITY PORTFOLIO
                       MCKEE SMALL CAP EQUITY PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                      SUPPLEMENT DATED DECEMBER 28, 2000
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000



     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies":

     The following investment limitations are fundamental, which means a portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). A portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. Each of the portfolios will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act (i.e., McKee U.S. Government Portfolio, McKee Domestic Equity Portfolio, and McKee International Equity Portfolio).

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . Each of the portfolios may not borrow money, except that (1) a portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) a portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) a portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) a portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, a portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. A portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . A portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . A portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  A portfolio may invest in the securities of foreign issuers.

     . A portfolio may purchase shares of other investment companies to the extent permitted by applicable law. A portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits a portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, a portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . A portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

        Each of the portfolios intend to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which a portfolio has valued the investment on its books; and
        (2) limiting its holdings of such securities to 15% of net assets.

     . A portfolio may write covered call options and may buy and sell put and call options.

     .  A portfolio may enter into repurchase agreements.

     . A portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of a portfolio's total assets taken at market value. In addition, a portfolio must receive at least 100% collateral.

     . A portfolio may sell securities short and engage in short sales "against the box."

     .  A portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent director for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the directors and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested directors or officers for their services and directors or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                                  AGGREGATE
                                                                                AGGREGATE         COMPENSATION
                                                                              COMPENSATION        FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE        FROM THE FUND AS      COMPLEX AS OF
OF BIRTH               WITH FUND            PAST 5 YEARS                   OF OCTOBER 31, 1999    OCTOBER 31, 1999
--------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board        President, Chief Executive Officer               0                  0
One International      Member       and Director of UAM since May 2000;
Place                  President    Chairman and Chief Executive
Boston, MA  02110                   Officer of UNUM Corporation
3/5/43                              (Insurance) from 1988 to 1999;
                                    Trustee of Bates College and the
                                    Committee for Economic Development;
                                    Chairman-elect of the Board of
                                    Trustees of the Rockefeller
                                    Foundation; Member of The Business
                                    Roundtable, the Harvard Center for
                                    Society, and the Health Advisory
                                    Council at the Harvard School of
                                    Public Health; Director of the
                                    Nashua Corporation and the National
                                    Alliance of Business.
-------------------------------------------------------------------------------------------------------------------
Linda T. Gibson        Secretary    General Counsel and Managing                     0                  0
211 Congress Street                 Director of UAM Investment
Boston, MA  02110                   Services, Inc. (financial
7/31/65                             services); Senior Vice President
                                    and General Counsel of UAMFSI
                                    (financial services) and UAMFDI
                                    (broker-dealer) since April 2000;
                                    Senior Vice President and Secretary
                                    of Signature Financial Group, Inc.
                                    (financial services) and affiliated
                                    broker-dealers from 1991 to 2000;
                                    Director and Secretary of Signature
                                    Financial Group Europe, Ltd.
                                    (financial services) from 1995 to
                                    2000; Secretary of the Citigroup
                                    Family of Mutual Funds (mutual
                                    funds) from 1996 to 2000; Secretary
                                    of the 59 Wall Street Family of
                                    Mutual Funds (mutual funds) from
                                    1996 to 2000.
-------------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant    Secretary of UAMFSI (financial                   0                  0
211 Congress Street    Secretary    services) since February 1998;
Boston, MA  02110                   Secretary and Compliance Officer of
12/23/63                            UAMFDI (broker-dealer) since
                                    February 2000; Assistant Vice
                                    President of Scudder Kemper
                                    Investments (financial services)
                                    from May 1992 to February 1998.

-------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following should be added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                         NWQ Special Equity Portfolio

                          Institutional Class Shares
                      Institutional Service Class Shares

                      Supplement dated December 28, 2000
                  to the Prospectuses dated February 28, 2000

The second sentence of the second paragraph under the section titled "What is the Investment Objective of the Portfolio?" is hereby deleted and replaced with the following: "The portfolio may change its investment objective without shareholder approval."

Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM FUNDS

                         NWQ SPECIAL EQUITY PORTFOLIO

                          INSTITUTIONAL CLASS SHARES
                       INSTITUTIONAL SERVICE CLASS SHARES

                      SUPPLEMENT DATED DECEMBER 28, 2000
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies":

     The following investment limitations are fundamental, which means the portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The portfolio will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as the portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that the portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that the portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that the portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that the portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . The portfolio may not borrow money, except that (1) the portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) the portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) the portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, the portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. The portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . The portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . The portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  The portfolio may invest in the securities of foreign issuers.

     . The portfolio may purchase shares of other investment companies to the extent permitted by applicable law. The portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits the portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, the portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . The portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

        The portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including
        (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . The portfolio may write covered call options and may buy and sell put and call options.

     .  The portfolio may enter into repurchase agreements.

     . The portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, the portfolio must receive at least 100% collateral.

     . The portfolio may sell securities short and engage in short sales "against the box."

     .  The portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent director for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the directors and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested directors or officers for their services and directors or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                                  AGGREGATE
                                                                                AGGREGATE         COMPENSATION
                                                                              COMPENSATION        FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE        FROM THE FUND AS      COMPLEX AS OF
OF BIRTH               WITH FUND            PAST 5 YEARS                   OF OCTOBER 31, 1999    OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board        President, Chief Executive Officer               0                  0
One International      Member       and Director of UAM since May 2000;
Place                  President    Chairman and Chief Executive
Boston, MA  02110                   Officer of UNUM Corporation
3/5/43                              (Insurance) from 1988 to 1999;
                                    Trustee of Bates College and the
                                    Committee for Economic Development;
                                    Chairman-elect of the Board of
                                    Trustees of the Rockefeller
                                    Foundation; Member of The Business
                                    Roundtable, the Harvard Center for
                                    Society, and the Health Advisory
                                    Council at the Harvard School of
                                    Public Health; Director of the
                                    Nashua Corporation and the National
                                    Alliance of Business.
---------------------------------------------------------------------------------------------------------------------
Linda T. Gibson        Secretary    General Counsel and Managing                     0                  0
211 Congress Street                 Director of UAM Investment
Boston, MA  02110                   Services, Inc. (financial
7/31/65                             services); Senior Vice President
                                    and General Counsel of UAMFSI
                                    (financial services) and UAMFDI
                                    (broker-dealer) since April 2000;
                                    Senior Vice President and Secretary
                                    of Signature Financial Group, Inc.
                                    (financial services) and affiliated
                                    broker-dealers from 1991 to 2000;
                                    Director and Secretary of Signature
                                    Financial Group Europe, Ltd.
                                    (financial services) from 1995 to
                                    2000; Secretary of the Citigroup
                                    Family of Mutual Funds (mutual
                                    funds) from 1996 to 2000; Secretary
                                    of the 59 Wall Street Family of
                                    Mutual Funds (mutual funds) from
                                    1996 to 2000.
--------------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant    Secretary of UAMFSI (financial                   0                  0
211 Congress Street    Secretary    services) since February 1998;
Boston, MA  02110                   Secretary and Compliance Officer of
12/23/63                            UAMFDI (broker-dealer) since
                                    February 2000; Assistant Vice
                                    President of Scudder Kemper
                                    Investments (financial services)
                                    from May 1992 to February 1998.
---------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following should be added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                        The Rice, Hall James Portfolios

                     Rice, Hall James Small Cap Portfolio
                   Rice, Hall James Small/Mid Cap Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
                   to the Prospectus dated February 28, 2000

The third sentence of the first paragraph under the section titled "What are the Investment Objectives of the Portfolios?" is hereby deleted and replaced with the following: "The Small/Mid Cap portfolio may change its investment objective without shareholder approval and the Small Cap Portfolio may not change its investment objective without shareholder approval."

Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM FUNDS

                       THE RICE, HALL, JAMES PORTFOLIOS

                     RICE, HALL, JAMES SMALL CAP PORTFOLIO
                   RICE, HALL, JAMES SMALL/MID CAP PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                      SUPPLEMENT DATED DECEMBER 28, 2000
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies":

     The following investment limitations are fundamental, which means a portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). A portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. Each of the portfolios will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . Each of the portfolios may not borrow money, except that (1) a portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) a portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) a portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) a portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, a portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. A portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . A portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . A portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  A portfolio may invest in the securities of foreign issuers.

     . A portfolio may purchase shares of other investment companies to the extent permitted by applicable law. A portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits a portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, a portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . A portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

        A portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including
        (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which a portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . A portfolio may write covered call options and may buy and sell put and call options.

     .  A portfolio may enter into repurchase agreements.

     . A portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, a portfolio must receive at least 100% collateral.

     . A portfolio may sell securities short and engage in short sales "against the box."

     .  A portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;

     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent director for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the directors and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested directors or officers for their services and directors or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                                  AGGREGATE
                                                                                AGGREGATE         COMPENSATION
                                                                              COMPENSATION        FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE        FROM THE FUND AS      COMPLEX AS OF
OF BIRTH               WITH FUND            PAST 5 YEARS                   OF OCTOBER 31, 1999    OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board        President, Chief Executive Officer                0                  0
One International      Member       and Director of UAM since May 2000;
Place                  President    Chairman and Chief Executive
Boston, MA  02110                   Officer of UNUM Corporation
3/5/43                              (Insurance) from 1988 to 1999;
                                    Trustee of Bates College and the
                                    Committee for Economic Development;
                                    Chairman-elect of the Board of
                                    Trustees of the Rockefeller
                                    Foundation; Member of The Business
                                    Roundtable, the Harvard Center for
                                    Society, and the Health Advisory
                                    Council at the Harvard School of
                                    Public Health; Director of the
                                    Nashua Corporation and the National
                                    Alliance of Business.
---------------------------------------------------------------------------------------------------------------------
Linda T. Gibson        Secretary    General Counsel and Managing                      0                  0
211 Congress Street                 Director of UAM Investment
Boston, MA  02110                   Services, Inc. (financial
7/31/65                             services); Senior Vice President
                                    and General Counsel of UAMFSI
                                    (financial services) and UAMFDI
                                    (broker-dealer) since April 2000;
                                    Senior Vice President and Secretary
                                    of Signature Financial Group, Inc.
                                    (financial services) and affiliated
                                    broker-dealers from 1991 to 2000;
                                    Director and Secretary of Signature
                                    Financial Group Europe, Ltd.
                                    (financial services) from 1995 to
                                    2000; Secretary of the Citigroup
                                    Family of Mutual Funds (mutual
                                    funds) from 1996 to 2000; Secretary
                                    of the 59 Wall Street Family of
                                    Mutual Funds (mutual funds) from
                                    1996 to 2000.
---------------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant    Secretary of UAMFSI (financial                    0                  0
211 Congress Street    Secretary    services) since February 1998;
Boston, MA  02110                   Secretary and Compliance Officer of
12/23/63                            UAMFDI (broker-dealer) since
                                    February 2000; Assistant Vice
                                    President of Scudder Kemper
                                    Investments (financial services)
                                    from May 1992 to February 1998.
----------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following should be added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc, a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                       The Sterling Partners' Portfolios

                      Sterling Partners' Equity Portfolio
                 Sterling Partners' Small Cap Value Portfolio
                     Sterling Partners' Balanced Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
                   to the Prospectus dated February 28, 2000

The third sentence of the first paragraph under the section titled "What are the Investment Objectives of the Portfolios?" is hereby deleted and replaced with the following: "A portfolio may change its investment objective without shareholder approval."

Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

On December 14, 2000, the Board of Directors of UAM Funds, Inc. approved the proposed reorganization of the Sterling Partners' Balanced Portfolio and Sterling Partners Small Cap Value Portfolio (the "Portfolios") into the Sterling Partners' Balanced Portfolio and Sterling Partners Small Cap Value Portfolio of the Advisors' Inner Circle Fund. The proposed reorganization will be submitted to a vote of shareholder of each Portfolio on or about January 31, 2001. If the reorganization is approved by shareholders and certain other conditions are satisfied, the assets and liabilities of each Portfolio will be transferred to corresponding portfolios of the Advisors' Inner Circle Fund and shareholders of the Portfolios will become shareholders of the Advisors' Inner Circle Fund. A proxy will be mailed to shareholders in advance of the meeting. If the reorganization is approved by shareholders, it is expected that the reorganization will occur as soon as practicable after the meeting.

On December 14, 2000 the Board also approved a Plan of Dissolution and Liquidation of the Sterling Partners' Equity Portfolio. The Directors have called a shareholders' meeting for January 26, 2000 to seek shareholder approval of the Plan of Dissolution and Liquidation. If the dissolution and liquidation is approved by shareholders, it is expected that the dissolution and liquidation will occur as soon as practicable after the meeting.

                                   UAM FUNDS


                         STERLING PARTNERS' PORTFOLIOS

                     STERLING PARTNERS' BALANCED PORTFOLIO
                      STERLING PARTNERS' EQUITY PORTFOLIO
                 STERLING PARTNERS' SMALL CAP VALUE PORTFOLIO

                          INSTITUTIONAL  CLASS SHARES

                      SUPPLEMENT DATED DECEMBER 28, 2000
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000



     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies":

     The following investment limitations are fundamental, which means a portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). A portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. Each of the portfolios will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . Each of the portfolios may not borrow money, except that (1) a portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) a portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) a portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) a portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, a portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. A portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . A portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . A portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  A portfolio may invest in the securities of foreign issuers.

     . A portfolio may purchase shares of other investment companies to the extent permitted by applicable law. A portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits a portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, a portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . A portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

        Each of the portfolios intend to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which a portfolio has valued the investment on its books; and
        (2) limiting its holdings of such securities to 15% of net assets.

     . A portfolio may write covered call options and may buy and sell put and call options.

     .  A portfolio may enter into repurchase agreements.

     . A portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of a portfolio's total assets taken at market value. In addition, a portfolio must receive at least 100% collateral.

     . A portfolio may sell securities short and engage in short sales "against the box."

     .  A portfolio may enter into swap transactions.


     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent director for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the directors and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested directors or officers for their services and directors or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                                  AGGREGATE
                                                                                AGGREGATE         COMPENSATION
                                                                              COMPENSATION        FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE        FROM THE FUND AS      COMPLEX AS OF
OF BIRTH               WITH FUND            PAST 5 YEARS                   OF OCTOBER 31, 1999    OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board        President, Chief Executive Officer              0                  0
One International      Member       and Director of UAM since May 2000;
Place                  President    Chairman and Chief Executive
Boston, MA  02110                   Officer of UNUM Corporation
3/5/43                              (Insurance) from 1988 to 1999;
                                    Trustee of Bates College and the
                                    Committee for Economic Development;
                                    Chairman-elect of the Board of
                                    Trustees of the Rockefeller
                                    Foundation; Member of The Business
                                    Roundtable, the Harvard Center for
                                    Society, and the Health Advisory
                                    Council at the Harvard School of
                                    Public Health; Director of the
                                    Nashua Corporation and the National
                                    Alliance of Business.
--------------------------------------------------------------------------------------------------------------------
Linda T. Gibson        Secretary    General Counsel and Managing                    0                  0
211 Congress Street                 Director of UAM Investment
Boston, MA  02110                   Services, Inc. (financial
7/31/65                             services); Senior Vice President
                                    and General Counsel of UAMFSI
                                    (financial services) and UAMFDI
                                    (broker-dealer) since April 2000;
                                    Senior Vice President and Secretary
                                    of Signature Financial Group, Inc.
                                    (financial services) and affiliated
                                    broker-dealers from 1991 to 2000;
                                    Director and Secretary of Signature
                                    Financial Group Europe, Ltd.
                                    (financial services) from 1995 to
                                    2000; Secretary of the Citigroup
                                    Family of Mutual Funds (mutual
                                    funds) from 1996 to 2000; Secretary
                                    of the 59 Wall Street Family of
                                    Mutual Funds (mutual funds) from
                                    1996 to 2000.
--------------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant    Secretary of UAMFSI (financial                  0                  0
211 Congress Street    Secretary    services) since February 1998;
Boston, MA  02110                   Secretary and Compliance Officer of
12/23/63                            UAMFDI (broker-dealer) since
                                    February 2000; Assistant Vice
                                    President of Scudder Kemper
                                    Investments (financial services)
                                    from May 1992 to February 1998.
---------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following should be added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS
                       Funds for the Informed Investorsm

                              The TS&W Portfolios

                             TS&W Equity Portfolio
                      TS&W International Equity Portfolio
                          TS&W Fixed Income Portfolio
                            TS&W Balanced Portfolio

                          Institutional Class Shares

                      Supplement dated December 28, 2000
                   to the Prospectus dated February 28, 2000

The third sentence of the first paragraph under the section titled "What are the Investment Objectives of the Portfolios?" is hereby deleted and replaced with the following: "A portfolio may change its investment objective without shareholder approval."

Under the section titled "Investment Management-Investment Adviser," the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."

                                   UAM FUNDS

                              THE TS&W PORTFOLIOS

                             TS&W EQUITY PORTFOLIO
                      TS&W INTERNATIONAL EQUITY PORTFOLIO
                          TS&W FIXED INCOME PORTFOLIO
                            TS&W BALANCED PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED DECEMBER 28, 2000
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000



     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies":

     The following investment limitations are fundamental, which means a portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). A portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. Each of the portfolios will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . Each of the portfolios may not borrow money, except that (1) a portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) a portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) a portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) a portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, a portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. A portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . A portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . A portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  A portfolio may invest in the securities of foreign issuers.

     . A portfolio may purchase shares of other investment companies to the extent permitted by applicable law. A portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits each portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, a portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . A portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

        A portfolio intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including
        (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the portfolio has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     . A portfolio may write covered call options and may buy and sell put and call options.

     .  A portfolio may enter into repurchase agreements.

     . A portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, a portfolio must receive at least 100% collateral.

     . A portfolio may sell securities short and engage in short sales "against the box."

     .  A portfolio may enter into swap transactions.


     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent director for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the directors and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested directors or officers for their services and directors or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                                  AGGREGATE
                                                                                AGGREGATE         COMPENSATION
                                                                              COMPENSATION        FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE        FROM THE FUND AS      COMPLEX AS OF
OF BIRTH               WITH FUND            PAST 5 YEARS                   OF OCTOBER 31, 1999    OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board       President, Chief Executive Officer               0                  0
One International      Member      and Director of UAM since May 2000;
Place                  President   Chairman and Chief Executive
Boston, MA  02110                  Officer of UNUM Corporation
3/5/43                             (Insurance) from 1988 to 1999;
                                   Trustee of Bates College and the
                                   Committee for Economic Development;
                                   Chairman-elect of the Board of
                                   Trustees of the Rockefeller
                                   Foundation; Member of The Business
                                   Roundtable, the Harvard Center for
                                   Society, and the Health Advisory
                                   Council at the Harvard School of
                                   Public Health; Director of the
                                   Nashua Corporation and the National
                                   Alliance of Business.
--------------------------------------------------------------------------------------------------------------------
Linda T. Gibson        Secretary   General Counsel and Managing                     0                  0
211 Congress Street                Director of UAM Investment
Boston, MA  02110                  Services, Inc. (financial
7/31/65                            services); Senior Vice President
                                   and General Counsel of UAMFSI
                                   (financial services) and UAMFDI
                                   (broker-dealer) since April 2000;
                                   Senior Vice President and Secretary
                                   of Signature Financial Group, Inc.
                                   (financial services) and affiliated
                                   broker-dealers from 1991 to 2000;
                                   Director and Secretary of Signature
                                   Financial Group Europe, Ltd.
                                   (financial services) from 1995 to
                                   2000; Secretary of the Citigroup
                                   Family of Mutual Funds (mutual
                                   funds) from 1996 to 2000; Secretary
                                   of the 59 Wall Street Family of
                                   Mutual Funds (mutual funds) from
                                   1996 to 2000.
--------------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant   Secretary of UAMFSI (financial                   0                  0
211 Congress Street    Secretary   services) since February 1998;
Boston, MA  02110                  Secretary and Compliance Officer of
12/23/63                           UAMFDI (broker-dealer) since
                                   February 2000; Assistant Vice
                                   President of Scudder Kemper
                                   Investments (financial services)
                                   from May 1992 to February 1998.
---------------------------------------------------------------------------------------------------------------------

     Under the section titled "Investment Advisory and Other Services - Investment Adviser," the following should be added:

          United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual, plc., a United Kingdom based financial services group.

                                   UAM FUNDS

                             THE SIRACH PORTFOLIOS

                            SIRACH GROWTH PORTFOLIO
                            SIRACH EQUITY PORTFOLIO
                        SIRACH SPECIAL EQUITY PORTFOLIO
                      SIRACH STRATEGIC BALANCED PORTFOLIO
                             SIRACH BOND PORTFOLIO

                          INSTITUTIONAL CLASS SHARES
                      INSTITUTIONAL SERVICE CLASS SHARES

                      SUPPLEMENT DATED DECEMBER 28, 2000
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000


     The following disclosure replaces the information in the Statement of Additional Information under the section titled "Fundamental Policies":

     The following investment limitations are fundamental, which means a portfolio cannot change them without approval by the vote of a majority of the outstanding voting securities of the portfolio, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). A portfolio will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a portfolio will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. Each of the portfolios will not:

     . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any portfolio classified as a non-diversified series of an open-end investment company under the 1940 Act.

     . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time.

     . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     . Underwrite securities of other issuers, except insofar as a portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

     . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a portfolio may invest in, securities of issuers that deal or invest in real estate and (3) that a portfolio may purchase securities secured by real estate or interests therein.

     . Purchase or sell commodities or contracts on commodities except that a portfolio may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     . Make loans to other persons, except that a portfolio may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a portfolio's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

The section titled "Non-Fundamental Policies" is hereby deleted and replaced by the following:

     The following limitations are non-fundamental, which means the portfolio may change them without shareholder approval.

     . Each of the portfolios may not borrow money, except that (1) a portfolio may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 331/3% of its total assets (including the amount borrowed), (2) a portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (3) a portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) a portfolio may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        Notwithstanding the investment restriction above, a portfolio may not borrow amounts in excess of 331/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. A portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     . A portfolio may purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     . A portfolio may purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     .  A portfolio may invest in the securities of foreign issuers.

     . A portfolio may purchase shares of other investment companies to the extent permitted by applicable law. A portfolio may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

        The 1940 Act currently permits a portfolio to invest up to 10% of its total assets in the securities of other investment companies. However, a portfolio may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

     . A portfolio may invest in illiquid and restricted securities to the extent permitted by applicable law.

        Each of the portfolios intend to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which a portfolio has valued the investment on its books; and
        (2) limiting its holdings of such securities to 15% of net assets.

     . A portfolio may write covered call options and may buy and sell put and call options.

     .  A portfolio may enter into repurchase agreements.

     . A portfolio may lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 331/3% of the portfolio's total assets taken at market value. In addition, a portfolio must receive at least 100% collateral.

     . A portfolio may sell securities short and engage in short sales "against the box."

     .  A portfolio may enter into swap transactions.

     The first paragraph of the section "Management of the Fund" is hereby deleted and replaced by the following:

The Board manages the business of the Fund. The Board elects officers to manage the day-to-day operations of the Fund and to execute the policies the Board has formulated. The Fund pays each board member who is not also an officer or an affiliated person (independent board member) the following fees:

     .  A $200 quarterly retainer fee per active portfolio
     . $3,000 for each meeting of the Board other than a private meeting or telephonic meeting;
     .  $1,500 for each private meeting of the Board;
     . $1,000 for each telephonic meeting of the Board; and . $1,000 per day for attending seminars, up to a maximum of three events per year

In addition, the Fund reimburses each independent director for travel and other expenses incurred while attending Board meetings. The $3,000 meeting fee and expense reimbursements are aggregated for all of the directors and allocated proportionally among all of the portfolios in the UAM Funds Complex. The Fund does not pay interested directors or officers for their services and directors or officers.

     Under the section titled "Management of the Fund," James P. Pappas, Norton H. Reamer, Peter M. Whitman, Jr., William H. Park and Robert R. Flaherty are hereby deleted from the table which contains Board members and officers of the Fund. The following information is hereby added to the table:

                                                                                                  AGGREGATE
                                                                                AGGREGATE         COMPENSATION
                                                                              COMPENSATION        FROM THE FUND
NAME, ADDRESS, DATE    POSITION     PRINCIPAL OCCUPATIONS DURING THE        FROM THE FUND AS      COMPLEX AS OF
OF BIRTH               WITH FUND            PAST 5 YEARS                   OF OCTOBER 31, 1999    OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------
James F. Orr III*      Board        President, Chief Executive Officer              0                  0
One International      Member       and Director of UAM since May 2000;
Place                  President    Chairman and Chief Executive
Boston, MA  02110                   Officer of UNUM Corporation
3/5/43                              (Insurance) from 1988 to 1999;
                                    Trustee of Bates College and the
                                    Committee for Economic Development;
                                    Chairman-elect of the Board of
                                    Trustees of the Rockefeller
                                    Foundation; Member of The Business
                                    Roundtable, the Harvard Center for
                                    Society, and the Health Advisory
                                    Council at the Harvard School of
                                    Public Health; Director of the
                                    Nashua Corporation and the National
                                    Alliance of Business.
--------------------------------------------------------------------------------------------------------------------
Linda T. Gibson        Secretary    General Counsel and Managing                    0                  0
211 Congress Street                 Director of UAM Investment
Boston, MA  02110                   Services, Inc. (financial
7/31/65                             services); Senior Vice President
                                    and General Counsel of UAMFSI
                                    (financial services) and UAMFDI
                                    (broker-dealer) since April 2000;
                                    Senior Vice President and Secretary
                                    of Signature Financial Group, Inc.
                                    (financial services) and affiliated
                                    broker-dealers from 1991 to 2000;
                                    Director and Secretary of Signature
                                    Financial Group Europe, Ltd.
                                    (financial services) from 1995 to
                                    2000; Secretary of the Citigroup
                                    Family of Mutual Funds (mutual
                                    funds) from 1996 to 2000; Secretary
                                    of the 59 Wall Street Family of
                                    Mutual Funds (mutual funds) from
                                    1996 to 2000.
--------------------------------------------------------------------------------------------------------------------
Theresa DelVecchio     Assistant    Secretary of UAMFSI (financial                  0                  0
211 Congress Street    Secretary    services) since February 1998;
Boston, MA  02110                   Secretary and Compliance Officer of
12/23/63                            UAMFDI (broker-dealer) since
                                    February 2000; Assistant Vice
                                    President of Scudder Kemper
                                    Investments (financial services)
                                    from May 1992 to February 1998.
---------------------------------------------------------------------------------------------------------------------

    Under the section titled "Investment Advisory and Other Services -Investment Adviser," (1) the first sentence is hereby deleted and replaced as follow:
"Sirach Capital Management, Inc., located at 520 Pike Tower, Seattle, Washington 98101, is the investment adviser to each of the portfolios." and (2) the following should be added: "United Asset Management Corporation is a wholly-owned subsidiary of Old Mutual plc., a United Kingdom based financial services group."